Deposits	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits

Note 6. Deposits

The composition of deposits as of December 31, 2017 and December 31, 2016 is as follows:

	2017	2016
Non-interest bearing	$159,291,356	$149,512,941
NOW and money market accounts	306,047,053	340,180,286
Savings deposits	77,784,876	73,745,005
Time deposits, $250,000 or more	36,237,241	43,060,799
Other time deposits	141,324,973	153,653,309

Total	$720,685,499	$760,152,340

The scheduled maturities of time deposits at December 31, 2017 are as follows:

Year Ending December 31,	Amount
2018	$140,515,847
2019	32,469,001
2020	2,978,646
2021	18,542
2022	1,580,178

$177,562,214

Interest expense for time deposits over $250,000 was approximately $243,000, $236,000 and $240,000 for the years ended December 31, 2017, 2016 and 2015, respectively.